EARNINGS PER SHARE BASIC AND DILUTED	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE BASIC AND DILUTED

NOTE 3 – EARNINGS PER SHARE BASIC AND DILUTED

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Options to purchase Common Stock	22,620	—	22,620	—
PIPE Convertible Notes(1)	51,088	134,000	51,088	134,000
Series A Preferred Shares	298,732	—	298,732	—
Common Stock - Series A Preferred Warrants	5,869	—	5,869	—
Common Stock - Series A Warrants	—	28,182	—	28,182
Common Stock - Series B warrants	—	31,000	—	31,000
Earnout shares	90,000	90,000	90,000	90,000
Underwriter warrants	12,650	12,650	12,650	12,650
Totals	480,959	295,832	480,959	295,832

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.